Quarterly Report
March 31, 2023
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	12
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.8%
AUSTRALIA — 7.5%
Ampol Ltd.	49,395	$1,009,021
ANZ Group Holdings Ltd.	582,198	8,989,187
APA Group Stapled Security	218,809	1,489,307
Aristocrat Leisure Ltd.	113,084	2,832,883
ASX Ltd.	38,835	1,699,249
Aurizon Holdings Ltd.	415,441	937,543
BHP Group Ltd.	975,392	30,895,948
BlueScope Steel Ltd.	98,239	1,332,287
Brambles Ltd.	262,996	2,375,849
Cochlear Ltd.	12,354	1,970,586
Coles Group Ltd.	255,651	3,094,954
Commonwealth Bank of Australia	325,898	21,559,435
Dexus REIT	210,234	1,064,974
EBOS Group Ltd.	28,220	822,791
Endeavour Group Ltd.	257,884	1,173,922
Flutter Entertainment PLC (a)	32,342	5,895,898
Fortescue Metals Group Ltd.	326,603	4,918,902
Glencore PLC	2,008,620	11,584,741
Goodman Group REIT	325,552	4,139,236
GPT Group REIT	374,436	1,072,128
IDP Education Ltd.	38,945	719,093
IGO Ltd.	121,498	1,043,888
Insurance Australia Group Ltd.	506,655	1,597,896
Lendlease Corp. Ltd. Stapled Security	153,833	750,102
Lottery Corp. Ltd.	457,734	1,577,373
Macquarie Group Ltd.	71,412	8,471,604
Medibank Pvt Ltd.	500,318	1,131,248
Mineral Resources Ltd.	35,609	1,928,656
Mirvac Group REIT	700,384	982,879
National Australia Bank Ltd.	614,992	11,481,649
Newcrest Mining Ltd.	170,514	3,049,662
Northern Star Resources Ltd.	231,701	1,903,680
Orica Ltd.	80,428	832,471
Origin Energy Ltd.	346,667	1,934,373
Pilbara Minerals Ltd.	458,500	1,222,166
Qantas Airways Ltd. (a)	205,394	918,549
QBE Insurance Group Ltd.	277,668	2,723,801
Ramsay Health Care Ltd.	33,962	1,520,480
REA Group Ltd.	9,983	932,659
Reece Ltd.	48,540	569,987
Rio Tinto Ltd.	71,826	5,782,426
Rio Tinto PLC	215,859	14,685,914
Santos Ltd.	590,821	2,724,482
Scentre Group REIT	1,050,779	1,948,863
SEEK Ltd.	70,304	1,138,681
Sonic Healthcare Ltd.	85,913	2,017,971
South32 Ltd.	869,994	2,554,675
Stockland REIT	427,989	1,148,295
Suncorp Group Ltd.	237,470	1,933,226
Telstra Group Ltd.	750,091	2,127,939
Security Description	Shares	Value
Transurban Group Stapled Security	595,150	$5,693,772
Treasury Wine Estates Ltd.	142,024	1,249,225
Vicinity Ltd. REIT	773,415	1,013,475
Washington H Soul Pattinson & Co. Ltd.	40,775	827,985
Wesfarmers Ltd.	220,342	7,461,716
Westpac Banking Corp.	682,042	9,949,578
WiseTech Global Ltd.	26,870	1,186,024
Woodside Energy Group Ltd.	369,207	8,264,181
Woolworths Group Ltd.	235,584	6,000,830
		231,860,315
AUSTRIA — 0.2%
Erste Group Bank AG	63,593	2,110,582
Mondi PLC	88,398	1,406,739
OMV AG	26,979	1,241,188
Verbund AG	14,269	1,243,388
voestalpine AG	22,739	774,578
		6,776,475
BELGIUM — 0.9%
Ageas SA	29,090	1,260,646
Anheuser-Busch InBev SA	169,316	11,306,871
D'ieteren Group	4,423	862,184
Elia Group SA	5,712	755,662
Groupe Bruxelles Lambert NV	19,919	1,702,944
KBC Group NV	47,005	3,235,557
Sofina SA	3,290	740,252
Solvay SA	14,831	1,699,215
UCB SA	23,420	2,096,953
Umicore SA	44,743	1,520,467
Warehouses De Pauw CVA REIT	33,891	1,009,599
		26,190,350
BRAZIL — 0.1%
Yara International ASA	33,994	1,476,933
CHILE — 0.1%
Antofagasta PLC	72,829	1,429,832
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	700,000	2,179,264
Budweiser Brewing Co. APAC Ltd. (b)	304,800	927,600
ESR Group Ltd. (b)	461,400	827,416
Prosus NV (a)	156,336	12,263,746
SITC International Holdings Co. Ltd.	243,000	522,242
Wilmar International Ltd.	385,400	1,222,138
Xinyi Glass Holdings Ltd.	369,000	660,099
		18,602,505
DENMARK — 2.9%
AP Moller - Maersk AS Class A	572	1,016,648

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
AP Moller - Maersk AS Class B	1,055	$1,921,263
Carlsberg AS Class B	18,537	2,881,698
Chr Hansen Holding AS	19,199	1,463,202
Coloplast AS Class B	22,625	2,984,533
Danske Bank AS (a)	131,352	2,647,576
Demant AS (a)	21,378	751,906
DSV AS	36,325	7,056,473
Genmab AS (a)	12,711	4,813,795
Novo Nordisk AS Class B	319,136	50,780,202
Novozymes AS Class B	38,456	1,972,744
Orsted AS (b)	36,109	3,084,688
Pandora AS	18,766	1,804,677
ROCKWOOL AS Class B	1,393	342,226
Tryg AS	71,797	1,572,812
Vestas Wind Systems AS	195,408	5,705,683
		90,800,126
FINLAND — 1.2%
Elisa Oyj	28,435	1,718,038
Fortum Oyj (a)	91,577	1,405,347
Kesko Oyj Class B	58,592	1,261,482
Kone Oyj Class B	65,093	3,400,966
Metso Outotec Oyj	131,475	1,438,206
Neste Oyj	81,298	4,023,658
Nokia Oyj	1,044,906	5,138,546
Nordea Bank Abp	642,645	6,868,603
Orion Oyj Class B	20,582	921,627
Sampo Oyj Class A	92,407	4,368,076
Stora Enso Oyj Class R	101,254	1,319,670
UPM-Kymmene Oyj (a)	102,326	3,443,102
Wartsila OYJ Abp	81,805	773,404
		36,080,725
FRANCE — 10.3%
Accor SA (a)	30,885	1,005,910
Adevinta ASA (a)	43,732	310,358
Aeroports de Paris (a)	6,344	907,309
Air Liquide SA	100,545	16,860,347
Airbus SE	113,489	15,185,694
Alstom SA	66,467	1,812,904
Amundi SA (b)	11,496	725,654
Arkema SA	11,768	1,164,024
AXA SA	366,763	11,212,841
BioMerieux	7,880	832,173
BNP Paribas SA	216,862	12,973,748
Bollore SE	159,608	988,413
Bouygues SA	46,171	1,559,966
Bureau Veritas SA	58,836	1,693,543
Capgemini SE	31,704	5,902,318
Carrefour SA	110,192	2,231,822
Cie de Saint-Gobain	94,760	5,396,182
Cie Generale des Etablissements Michelin SCA	130,416	3,993,760
Covivio SA REIT	10,954	638,342
Credit Agricole SA	231,272	2,613,716
Security Description	Shares	Value
Danone SA	124,750	$7,776,352
Dassault Aviation SA	4,479	887,674
Dassault Systemes SE	128,831	5,323,967
Edenred	47,524	2,817,751
Eiffage SA	16,762	1,817,177
Engie SA	353,138	5,598,347
EssilorLuxottica SA	56,664	10,236,182
Eurazeo SE	9,467	675,076
Gecina SA REIT	8,880	923,405
Getlink SE	87,246	1,439,492
Hermes International	6,179	12,536,556
Ipsen SA	7,159	789,709
Kering SA	14,575	9,526,230
Klepierre SA REIT	43,119	979,359
La Francaise des Jeux SAEM (b)	18,489	771,963
Legrand SA	51,493	4,713,495
L'Oreal SA	46,443	20,790,027
LVMH Moet Hennessy Louis Vuitton SE	53,355	49,063,058
Orange SA	384,613	4,577,485
Pernod Ricard SA	40,167	9,111,402
Publicis Groupe SA	43,785	3,423,993
Remy Cointreau SA	4,103	748,431
Renault SA (a)	38,533	1,573,281
Safran SA	66,579	9,873,851
Sartorius Stedim Biotech	5,561	1,709,155
SEB SA	4,806	547,830
Societe Generale SA	154,944	3,497,374
Sodexo SA	17,688	1,730,703
Teleperformance	11,251	2,723,514
Thales SA	20,371	3,017,201
TotalEnergies SE	479,019	28,295,505
Unibail-Rodamco-Westfield REIT (a)	24,164	1,302,506
Valeo SA	35,525	730,275
Veolia Environnement SA	127,808	3,950,885
Vinci SA	105,023	12,061,729
Vivendi SE	130,424	1,321,160
Wendel SE	4,313	456,875
Worldline SA (a)(b)	44,043	1,875,128
		317,203,127
GERMANY — 8.1%
adidas AG	31,264	5,552,211
Allianz SE	77,499	17,921,729
Aroundtown SA	205,873	294,834
BASF SE	178,786	9,402,901
Bayer AG	191,666	12,265,947
Bayerische Motoren Werke AG	64,250	7,054,371
Bayerische Motoren Werke AG Preference Shares	11,599	1,187,762
Bechtle AG	15,089	723,873
Beiersdorf AG	19,114	2,490,960
Brenntag SE	28,665	2,161,097
Carl Zeiss Meditec AG	8,085	1,128,197

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Commerzbank AG (a)	217,600	$2,295,063
Continental AG	22,724	1,705,757
Covestro AG (b)	38,598	1,601,345
Daimler Truck Holding AG (a)	84,796	2,866,927
Deutsche Bank AG	397,790	4,052,479
Deutsche Boerse AG	36,890	7,195,768
Deutsche Lufthansa AG (a)	121,904	1,358,315
Deutsche Post AG	192,905	9,051,074
Deutsche Telekom AG	622,284	15,106,483
E.ON SE	433,896	5,422,462
Evonik Industries AG	39,982	842,699
Fresenius Medical Care AG & Co. KGaA	40,959	1,741,599
Fresenius SE & Co. KGaA	79,682	2,155,541
GEA Group AG	27,860	1,273,190
Hannover Rueck SE	11,189	2,192,283
HeidelbergCement AG	26,737	1,955,769
HelloFresh SE (a)	35,709	853,095
Henkel AG & Co. KGaA Preference Shares	33,258	2,606,583
Henkel AG & Co. KGaA	18,847	1,373,523
Infineon Technologies AG	254,368	10,464,447
Knorr-Bremse AG	14,406	961,323
LEG Immobilien SE	16,200	891,888
Mercedes-Benz Group AG	156,570	12,062,315
Merck KGaA	24,910	4,652,441
MTU Aero Engines AG	10,149	2,544,250
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,282	9,555,906
Nemetschek SE	11,865	820,523
Porsche Automobil Holding SE Preference Shares	30,863	1,774,938
Puma SE	19,231	1,194,320
Rational AG	1,075	723,897
Rheinmetall AG	8,863	2,630,385
RWE AG	124,164	5,352,179
SAP SE	200,957	25,420,559
Sartorius AG Preference Shares	4,502	1,900,808
Scout24 SE (b)	17,219	1,026,010
Siemens AG	147,179	23,886,444
Siemens Energy AG (a)	94,514	2,087,920
Siemens Healthineers AG (b)	53,831	3,109,044
Symrise AG	24,831	2,707,065
Telefonica Deutschland Holding AG	172,355	531,506
United Internet AG	23,286	402,127
Volkswagen AG	5,740	986,324
Volkswagen AG Preference Shares	35,820	4,897,226
Vonovia SE	136,185	2,569,630
Zalando SE (a)(b)	44,998	1,889,281
		250,876,593
HONG KONG — 2.4%
AIA Group Ltd.	2,275,200	23,860,678
Security Description	Shares	Value
CK Asset Holdings Ltd.	368,399	$2,233,467
CK Infrastructure Holdings Ltd.	136,000	739,954
CLP Holdings Ltd.	334,500	2,417,124
Futu Holdings Ltd. ADR (a)	13,900	720,715
Hang Lung Properties Ltd.	381,000	712,927
Hang Seng Bank Ltd.	144,300	2,051,258
Henderson Land Development Co. Ltd.	259,436	897,590
HKT Trust & HKT Ltd. Stapled Security	666,000	884,095
Hong Kong & China Gas Co. Ltd.	2,101,995	1,850,610
Hong Kong Exchanges & Clearing Ltd.	234,630	10,399,837
Hongkong Land Holdings Ltd.	194,500	855,696
Jardine Matheson Holdings Ltd.	29,000	1,410,624
Link REIT	483,291	3,107,653
MTR Corp. Ltd.	281,601	1,359,079
New World Development Co. Ltd.	259,269	694,992
Power Assets Holdings Ltd.	251,500	1,349,244
Prudential PLC	533,708	7,324,217
Sino Land Co. Ltd.	618,113	835,882
Sun Hung Kai Properties Ltd.	278,500	3,901,648
Swire Pacific Ltd. Class A	103,000	791,548
Swire Properties Ltd.	232,200	597,610
Techtronic Industries Co. Ltd.	262,500	2,844,197
WH Group Ltd. (b)	1,857,266	1,107,196
Wharf Real Estate Investment Co. Ltd.	313,000	1,802,044
		74,749,885
IRELAND — 0.6%
AerCap Holdings NV (a)	30,400	1,709,392
AIB Group PLC	219,496	890,017
Bank of Ireland Group PLC	198,023	2,007,258
CRH PLC	145,097	7,343,521
Kerry Group PLC Class A	30,401	3,037,199
Kingspan Group PLC	28,494	1,956,070
Smurfit Kappa Group PLC	49,767	1,808,298
		18,751,755
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	420,409
Bank Hapoalim BM	235,471	1,957,232
Bank Leumi Le-Israel BM	287,356	2,171,039
Bezeq The Israeli Telecommunication Corp. Ltd.	340,234	462,623
Check Point Software Technologies Ltd. (a)	20,510	2,666,300
Elbit Systems Ltd.	4,647	790,433
First International Bank Of Israel Ltd.	12,813	452,977
ICL Group Ltd.	150,007	1,015,099

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Israel Discount Bank Ltd. Class A	250,161	$1,227,295
Mizrahi Tefahot Bank Ltd.	30,625	958,844
Nice Ltd. (a)	11,860	2,698,274
Teva Pharmaceutical Industries Ltd. ADR (a)	208,228	1,842,818
Tower Semiconductor Ltd. (a)	19,012	809,418
Wix.com Ltd. (a)	11,400	1,137,720
		18,610,481
ITALY — 2.0%
Amplifon SpA	25,292	878,210
Assicurazioni Generali SpA	213,828	4,268,097
Coca-Cola HBC AG (a)	38,928	1,068,123
Davide Campari-Milano NV	102,147	1,248,621
DiaSorin SpA	5,558	586,766
Enel SpA	1,583,881	9,677,375
Eni SpA	484,875	6,774,402
Ferrari NV	24,448	6,636,920
FinecoBank Banca Fineco SpA	127,360	1,954,804
Infrastrutture Wireless Italiane SpA (b)	73,441	966,626
Intesa Sanpaolo SpA ADR	3,137,782	8,067,412
Mediobanca Banca di Credito Finanziario SpA	125,691	1,265,330
Moncler SpA	39,019	2,699,946
Nexi SpA (a)(b)	105,114	855,812
Poste Italiane SpA (b)	114,945	1,174,268
Prysmian SpA	47,047	1,979,089
Recordati Industria Chimica e Farmaceutica SpA	18,452	781,911
Snam SpA	379,104	2,013,637
Telecom Italia SpA (a)	1,880,790	621,369
Terna - Rete Elettrica Nazionale	285,005	2,343,352
UniCredit SpA	372,873	7,040,493
		62,902,563
JAPAN — 20.7%
Advantest Corp.	34,800	3,218,544
Aeon Co. Ltd.	123,900	2,398,069
AGC, Inc.	35,000	1,301,744
Aisin Corp.	27,700	761,675
Ajinomoto Co., Inc.	87,100	3,022,850
ANA Holdings, Inc. (a)	26,800	581,117
Asahi Group Holdings Ltd.	87,200	3,237,730
Asahi Intecc Co. Ltd.	49,600	874,271
Asahi Kasei Corp.	259,700	1,814,663
Astellas Pharma, Inc.	354,600	5,025,990
Azbil Corp.	27,400	748,696
Bandai Namco Holdings, Inc.	126,000	2,710,022
BayCurrent Consulting, Inc.	23,800	985,792
Bridgestone Corp.	110,000	4,457,921
Brother Industries Ltd.	49,800	748,507
Canon, Inc.	192,600	4,279,023
Capcom Co. Ltd.	33,700	1,203,288
Security Description	Shares	Value
Central Japan Railway Co.	27,600	$3,285,427
Chiba Bank Ltd.	99,200	638,748
Chubu Electric Power Co., Inc.	118,200	1,243,989
Chugai Pharmaceutical Co. Ltd.	128,500	3,165,490
Concordia Financial Group Ltd.	235,000	864,147
CyberAgent, Inc.	97,100	820,764
Dai Nippon Printing Co. Ltd.	44,800	1,251,363
Daifuku Co. Ltd.	54,900	1,016,925
Dai-ichi Life Holdings, Inc.	187,700	3,442,411
Daiichi Sankyo Co. Ltd.	341,900	12,442,185
Daikin Industries Ltd.	48,500	8,680,623
Daito Trust Construction Co. Ltd.	12,100	1,202,667
Daiwa House Industry Co. Ltd.	114,100	2,681,977
Daiwa House REIT Investment Corp.	390	797,221
Daiwa Securities Group, Inc.	270,200	1,265,483
Denso Corp.	83,500	4,702,202
Dentsu Group, Inc.	43,000	1,512,089
Disco Corp.	18,000	2,089,013
East Japan Railway Co.	57,800	3,191,171
Eisai Co. Ltd.	47,100	2,668,929
ENEOS Holdings, Inc.	568,300	1,989,167
FANUC Corp.	186,000	6,700,969
Fast Retailing Co. Ltd.	34,000	7,425,408
Fuji Electric Co. Ltd.	22,300	878,550
FUJIFILM Holdings Corp.	69,000	3,494,353
Fujitsu Ltd.	38,000	5,122,797
GLP J-REIT	898	968,375
GMO Payment Gateway, Inc.	9,300	803,264
Hakuhodo DY Holdings, Inc.	55,500	627,738
Hamamatsu Photonics KK	28,600	1,539,083
Hankyu Hanshin Holdings, Inc.	45,100	1,334,141
Hikari Tsushin, Inc.	4,900	686,950
Hirose Electric Co. Ltd.	6,810	888,820
Hitachi Construction Machinery Co. Ltd.	23,300	541,774
Hitachi Ltd.	188,700	10,346,535
Honda Motor Co. Ltd.	317,000	8,365,173
Hoshizaki Corp.	20,300	748,195
Hoya Corp.	69,300	7,640,372
Hulic Co. Ltd.	74,500	611,331
Ibiden Co. Ltd.	19,400	776,163
Idemitsu Kosan Co. Ltd.	45,540	994,637
Iida Group Holdings Co. Ltd.	35,900	584,740
Inpex Corp.	195,900	2,068,209
Isuzu Motors Ltd.	115,600	1,378,264
ITOCHU Corp.	230,800	7,498,547
Itochu Techno-Solutions Corp.	21,900	538,338
Japan Airlines Co. Ltd.	25,500	496,025
Japan Exchange Group, Inc.	91,400	1,394,551

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Japan Metropolitan Fund Invest REIT	1,232	$897,542
Japan Post Bank Co. Ltd.	279,800	2,279,845
Japan Post Holdings Co. Ltd.	456,800	3,698,601
Japan Post Insurance Co. Ltd.	42,100	654,611
Japan Real Estate Investment Corp. REIT	248	986,001
Japan Tobacco, Inc.	231,600	4,880,634
JFE Holdings, Inc.	89,300	1,130,751
JSR Corp.	30,600	722,168
Kajima Corp.	92,300	1,111,188
Kansai Electric Power Co., Inc.	127,100	1,234,887
Kao Corp.	89,300	3,467,799
KDDI Corp.	314,000	9,660,134
Keio Corp.	20,500	718,148
Keisei Electric Railway Co. Ltd.	24,800	762,090
Keyence Corp.	37,400	18,286,668
Kikkoman Corp.	28,700	1,461,767
Kintetsu Group Holdings Co. Ltd.	30,500	980,199
Kirin Holdings Co. Ltd.	156,100	2,463,777
Kobayashi Pharmaceutical Co. Ltd.	9,800	597,943
Kobe Bussan Co. Ltd.	26,000	724,258
Koei Tecmo Holdings Co. Ltd.	26,540	478,533
Koito Manufacturing Co. Ltd.	35,600	673,245
Komatsu Ltd.	178,100	4,410,892
Konami Group Corp.	21,000	961,569
Kose Corp.	6,200	735,177
Kubota Corp.	189,500	2,866,271
Kurita Water Industries Ltd.	18,300	836,284
Kyocera Corp.	61,400	3,195,407
Kyowa Kirin Co. Ltd.	49,000	1,067,213
Lasertec Corp.	14,000	2,481,623
Lixil Corp.	59,800	984,714
M3, Inc.	89,400	2,244,787
Makita Corp.	43,400	1,078,312
Marubeni Corp.	297,200	4,032,269
MatsukiyoCocokara & Co.	20,800	1,099,202
Mazda Motor Corp.	118,100	1,086,775
McDonald's Holdings Co. Japan Ltd.	14,600	605,545
MEIJI Holdings Co. Ltd.	44,200	1,048,731
MINEBEA MITSUMI, Inc.	66,500	1,266,911
MISUMI Group, Inc.	52,300	1,311,099
Mitsubishi Chemical Group Corp.	254,800	1,511,829
Mitsubishi Corp.	243,800	8,740,571
Mitsubishi Electric Corp.	372,200	4,437,310
Mitsubishi Estate Co. Ltd.	213,800	2,537,060
Mitsubishi HC Capital, Inc.	110,900	571,304
Mitsubishi Heavy Industries Ltd.	59,500	2,186,852
Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	2,295,000	$14,673,082
Mitsui & Co. Ltd.	278,600	8,663,366
Mitsui Chemicals, Inc.	35,100	904,157
Mitsui Fudosan Co. Ltd.	173,200	3,245,763
Mitsui OSK Lines Ltd.	71,300	1,783,804
Mizuho Financial Group, Inc.	467,940	6,613,880
MonotaRO Co. Ltd.	53,900	677,297
MS&AD Insurance Group Holdings, Inc.	81,500	2,519,777
Murata Manufacturing Co. Ltd.	111,400	6,773,229
NEC Corp.	50,800	1,956,501
Nexon Co. Ltd.	89,700	2,136,856
NGK Insulators Ltd.	43,300	572,820
Nidec Corp.	86,200	4,475,314
Nihon M&A Center Holdings, Inc.	47,300	353,692
Nintendo Co. Ltd.	214,700	8,319,546
Nippon Building Fund, Inc. REIT	310	1,287,333
NIPPON EXPRESS HOLDINGS, Inc.	16,100	969,180
Nippon Paint Holdings Co. Ltd.	153,300	1,438,083
Nippon Prologis REIT, Inc.	470	992,656
Nippon Sanso Holdings Corp.	32,400	583,972
Nippon Shinyaku Co. Ltd.	10,200	449,011
Nippon Steel Corp.	154,900	3,644,127
Nippon Telegraph & Telephone Corp.	232,100	6,919,363
Nippon Yusen KK	90,100	2,099,604
Nissan Chemical Corp.	27,000	1,223,356
Nissan Motor Co. Ltd.	468,100	1,767,372
Nisshin Seifun Group, Inc.	45,100	526,551
Nissin Foods Holdings Co. Ltd.	11,900	1,085,558
Nitori Holdings Co. Ltd.	16,100	1,939,664
Nitto Denko Corp.	26,600	1,717,511
Nomura Holdings, Inc.	548,800	2,110,790
Nomura Real Estate Holdings, Inc.	19,000	419,733
Nomura Real Estate Master Fund, Inc. REIT	899	1,005,023
Nomura Research Institute Ltd.	74,200	1,731,260
NTT Data Corp.	130,300	1,708,940
Obayashi Corp.	137,000	1,045,903
Obic Co. Ltd.	12,900	2,038,439
Odakyu Electric Railway Co. Ltd.	66,800	867,032
Oji Holdings Corp.	162,700	642,663
Olympus Corp.	235,000	4,117,478
Omron Corp.	34,900	2,037,754
Ono Pharmaceutical Co. Ltd.	65,800	1,367,907
Open House Group Co. Ltd.	14,000	523,759
Oracle Corp. Japan	6,900	497,145

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Oriental Land Co. Ltd.	194,000	$6,626,687
ORIX Corp.	229,600	3,776,687
Osaka Gas Co. Ltd.	80,300	1,316,030
Otsuka Corp.	19,800	701,529
Otsuka Holdings Co. Ltd.	73,800	2,337,575
Pan Pacific International Holdings Corp.	68,900	1,329,801
Panasonic Holdings Corp.	424,000	3,784,596
Persol Holdings Co. Ltd.	41,400	831,613
Rakuten Group, Inc.	165,600	770,496
Recruit Holdings Co. Ltd.	280,000	7,684,297
Renesas Electronics Corp. (a)	224,600	3,244,691
Resona Holdings, Inc.	399,100	1,920,757
Ricoh Co. Ltd.	104,000	778,271
Rohm Co. Ltd.	16,100	1,338,702
SBI Holdings, Inc.	43,100	853,933
SCSK Corp.	38,200	557,997
Secom Co. Ltd.	39,800	2,446,976
Seiko Epson Corp.	57,900	825,320
Sekisui Chemical Co. Ltd.	72,500	1,027,241
Sekisui House Ltd.	125,400	2,549,758
Seven & i Holdings Co. Ltd.	146,100	6,584,316
SG Holdings Co. Ltd.	49,700	735,215
Sharp Corp. (a)	43,600	307,543
Shimadzu Corp.	46,800	1,465,695
Shimano, Inc.	13,800	2,387,059
Shimizu Corp.	113,000	638,881
Shin-Etsu Chemical Co. Ltd.	360,500	11,674,502
Shionogi & Co. Ltd.	49,200	2,213,938
Shiseido Co. Ltd.	76,700	3,587,434
Shizuoka Financial Group, Inc.	96,100	688,453
SMC Corp.	11,100	5,870,364
SoftBank Corp.	557,100	6,415,828
SoftBank Group Corp.	234,700	9,205,039
Sompo Holdings, Inc.	59,300	2,344,207
Sony Group Corp.	242,500	22,035,443
Square Enix Holdings Co. Ltd.	16,100	771,865
Subaru Corp.	113,400	1,805,989
SUMCO Corp.	67,300	1,010,060
Sumitomo Chemical Co. Ltd.	328,200	1,102,427
Sumitomo Corp.	216,200	3,820,992
Sumitomo Electric Industries Ltd.	133,200	1,707,160
Sumitomo Metal Mining Co. Ltd.	49,900	1,904,850
Sumitomo Mitsui Financial Group, Inc.	254,500	10,160,366
Sumitomo Mitsui Trust Holdings, Inc.	62,600	2,145,592
Sumitomo Realty & Development Co. Ltd.	56,800	1,279,591
Suntory Beverage & Food Ltd.	27,500	1,021,907
Suzuki Motor Corp.	68,700	2,495,955
Security Description	Shares	Value
Sysmex Corp.	31,600	$2,069,048
T&D Holdings, Inc.	95,000	1,174,631
Taisei Corp.	35,400	1,092,644
Takeda Pharmaceutical Co. Ltd.	292,817	9,594,385
TDK Corp.	72,700	2,603,471
Terumo Corp.	123,700	3,337,586
TIS, Inc.	48,400	1,276,938
Tobu Railway Co. Ltd.	33,400	797,729
Toho Co. Ltd.	21,600	826,162
Tokio Marine Holdings, Inc.	356,400	6,842,664
Tokyo Electric Power Co. Holdings, Inc. (a)	274,000	976,470
Tokyo Electron Ltd.	87,300	10,639,852
Tokyo Gas Co. Ltd.	80,100	1,501,773
Tokyu Corp.	97,600	1,296,189
TOPPAN, Inc.	53,900	1,083,640
Toray Industries, Inc.	285,800	1,631,114
Toshiba Corp.	73,900	2,475,656
Tosoh Corp.	48,000	650,752
TOTO Ltd.	25,200	842,295
Toyota Industries Corp.	26,600	1,478,406
Toyota Motor Corp.	2,041,700	28,995,622
Toyota Tsusho Corp.	38,900	1,654,663
Trend Micro, Inc.	24,500	1,199,136
Unicharm Corp.	77,100	3,161,750
USS Co. Ltd.	47,000	813,500
Welcia Holdings Co. Ltd.	21,500	459,195
West Japan Railway Co.	45,300	1,861,562
Yakult Honsha Co. Ltd.	25,700	1,862,951
Yamaha Corp.	29,600	1,140,562
Yamaha Motor Co. Ltd.	59,300	1,548,255
Yamato Holdings Co. Ltd.	58,900	1,008,642
Yaskawa Electric Corp.	44,300	1,938,395
Yokogawa Electric Corp.	38,700	628,681
Z Holdings Corp.	530,500	1,500,646
ZOZO, Inc.	26,100	595,544
		641,014,079
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	36,364	755,470
LUXEMBOURG — 0.2%
ArcelorMittal SA	98,683	2,995,104
Eurofins Scientific SE	25,158	1,687,600
		4,682,704
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (a)	416,000	2,782,674
Sands China Ltd. (a)	452,000	1,570,233
		4,352,907
NETHERLANDS — 5.3%
ABN AMRO Bank NV GDR (b)	80,041	1,271,528
Adyen NV (a)(b)	4,206	6,714,008
Aegon NV	325,534	1,400,082

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Akzo Nobel NV	34,511	$2,704,118
Argenx SE (a)	10,630	3,954,606
ASM International NV	8,966	3,645,850
ASML Holding NV	77,717	53,055,317
Euronext NV (b)	17,399	1,334,721
EXOR NV (a)	20,230	1,671,156
Heineken Holding NV	23,270	2,138,817
Heineken NV	50,116	5,394,685
IMCD NV	10,647	1,744,083
ING Groep NV	725,138	8,626,740
JDE Peet's NV	20,587	599,876
Koninklijke Ahold Delhaize NV	202,900	6,944,565
Koninklijke DSM NV	33,636	3,987,786
Koninklijke KPN NV	624,242	2,209,767
Koninklijke Philips NV	169,507	3,118,912
NN Group NV	52,433	1,907,260
OCI NV	24,942	847,050
Randstad NV	23,828	1,417,085
Shell PLC	1,359,885	38,844,338
Universal Music Group NV	138,914	3,524,287
Wolters Kluwer NV	49,910	6,311,790
		163,368,427
NEW ZEALAND — 0.2%
Auckland International Airport Ltd. (a)	246,939	1,344,589
Fisher & Paykel Healthcare Corp. Ltd.	119,946	2,006,246
Mercury NZ Ltd.	111,497	441,261
Meridian Energy Ltd.	225,767	743,150
Spark New Zealand Ltd.	365,301	1,157,993
Xero Ltd. (a)	26,775	1,627,100
		7,320,339
NORWAY — 0.6%
Aker BP ASA	63,294	1,551,798
DNB Bank ASA	177,980	3,184,080
Equinor ASA	184,099	5,231,990
Gjensidige Forsikring ASA	46,488	759,944
Kongsberg Gruppen ASA	20,452	826,465
Mowi ASA	81,658	1,509,869
Norsk Hydro ASA	271,779	2,027,762
Orkla ASA	159,655	1,131,998
Salmar ASA	10,521	458,148
Telenor ASA	144,226	1,690,541
		18,372,595
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	558,539	3,048,903
Galp Energia SGPS SA	97,676	1,107,218
Jeronimo Martins SGPS SA	50,791	1,194,353
		5,350,474
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	684,715	1,477,778
Security Description	Shares	Value
CapitaLand Integrated Commercial Trust REIT	965,789	$1,441,761
Capitaland Investment Ltd.	514,482	1,428,781
City Developments Ltd.	91,600	508,762
DBS Group Holdings Ltd.	352,557	8,773,420
Genting Singapore Ltd.	1,255,700	1,060,815
Grab Holdings Ltd. Class A (a)	221,100	665,511
Jardine Cycle & Carriage Ltd.	15,200	358,281
Keppel Corp. Ltd.	284,500	1,208,189
Mapletree Logistics Trust REIT	785,804	1,014,612
Mapletree Pan Asia Commercial Trust REIT	465,100	631,182
Oversea-Chinese Banking Corp. Ltd.	656,066	6,121,454
Sea Ltd. ADR (a)	69,900	6,049,845
Sembcorp Marine Ltd. (a)	7,897,221	709,440
Singapore Airlines Ltd.	281,049	1,213,436
Singapore Exchange Ltd.	167,000	1,183,723
Singapore Technologies Engineering Ltd.	302,100	832,420
Singapore Telecommunications Ltd.	1,574,400	2,919,902
STMicroelectronics NV	132,584	7,077,265
United Overseas Bank Ltd.	227,990	5,118,404
UOL Group Ltd.	72,632	379,589
Venture Corp. Ltd.	52,700	702,067
		50,876,637
SOUTH AFRICA — 0.3%
Anglo American PLC	247,007	8,234,807
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a)(b)	30,478	1,041,623
SPAIN — 2.5%
Acciona SA	4,395	883,396
ACS Actividades de Construccion y Servicios SA	39,801	1,269,930
Aena SME SA (a)(b)	14,182	2,297,470
Amadeus IT Group SA (a)	87,162	5,857,647
Banco Bilbao Vizcaya Argentaria SA	1,172,901	8,400,567
Banco Santander SA	3,277,022	12,233,713
CaixaBank SA	849,554	3,320,879
Cellnex Telecom SA (a)(b)	108,637	4,232,231
Corp. ACCIONA Energias Renovables SA	10,385	403,472
EDP Renovaveis SA	53,020	1,216,656
Enagas SA	53,522	1,030,311
Endesa SA	57,228	1,245,216
Ferrovial SA	91,077	2,686,801
Grifols SA (a)	69,944	693,568
Iberdrola SA	1,179,549	14,721,005
Industria de Diseno Textil SA	211,628	7,122,467
Naturgy Energy Group SA	25,173	759,158
Red Electrica Corp. SA	82,554	1,455,257

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Repsol SA	265,023	$4,082,815
Telefonica SA	1,000,385	4,316,218
		78,228,777
SWEDEN — 3.0%
Alfa Laval AB	54,344	1,942,234
Assa Abloy AB Class B	193,333	4,635,023
Atlas Copco AB Class A	520,651	6,601,797
Atlas Copco AB Class B	298,615	3,438,020
Boliden AB	51,466	2,023,643
Electrolux AB Class B	50,198	610,683
Embracer Group AB (a)	129,428	607,227
Epiroc AB Class A	124,832	2,480,175
Epiroc AB Class B	71,132	1,213,938
EQT AB	70,952	1,450,685
Essity AB Class B	116,597	3,333,499
Evolution AB (b)	35,239	4,725,566
Fastighets AB Balder Class B (a)	161,934	665,925
Getinge AB Class B	45,194	1,103,209
H & M Hennes & Mauritz AB Class B	151,680	2,170,627
Hexagon AB Class B	374,566	4,314,961
Holmen AB Class B	21,157	816,393
Husqvarna AB Class B	96,287	836,513
Industrivarden AB Class A	27,593	746,450
Industrivarden AB Class C	32,804	885,344
Indutrade AB	53,245	1,134,139
Investment AB Latour Class B	24,121	491,506
Investor AB Class A	93,587	1,911,380
Investor AB Class B	353,539	7,049,121
Kinnevik AB Class B (a)	41,453	620,407
L E Lundbergforetagen AB Class B	16,895	765,828
Lifco AB Class B	48,109	1,038,301
Nibe Industrier AB Class B	284,709	3,248,390
Sagax AB Class B	32,688	754,157
Sandvik AB	205,179	4,359,055
Securitas AB Class B	85,873	764,591
Skandinaviska Enskilda Banken AB Class A (a)	309,732	3,422,019
Skanska AB Class B	68,771	1,054,303
SKF AB Class B	78,823	1,553,983
Svenska Cellulosa AB SCA Class B	110,390	1,455,220
Svenska Handelsbanken AB Class A	299,212	2,593,794
Swedbank AB Class A	169,650	2,792,371
Swedish Orphan Biovitrum AB (a)	37,852	882,777
Tele2 AB Class B	102,295	1,019,077
Telefonaktiebolaget LM Ericsson Class B	547,905	3,214,649
Telia Co. AB	541,891	1,377,257
Volvo AB Class A	41,104	884,949
Volvo AB Class B	292,152	6,025,757
Security Description	Shares	Value
Volvo Car AB Class B (a)	106,078	$464,480
		93,479,423
SWITZERLAND — 5.7%
ABB Ltd.	306,324	10,554,155
Adecco Group AG	33,718	1,230,062
Alcon, Inc.	96,921	6,890,722
Bachem Holding AG Class B	5,589	562,903
Baloise Holding AG	9,114	1,421,373
Banque Cantonale Vaudoise	5,007	473,215
Barry Callebaut AG	659	1,398,408
BKW AG	3,766	593,029
Chocoladefabriken Lindt & Spruengli AG (d)	197	2,330,262
Chocoladefabriken Lindt & Spruengli AG (d)	20	2,372,352
Cie Financiere Richemont SA Class A	100,238	16,098,403
Clariant AG (a)	36,220	601,787
Credit Suisse Group AG	799,707	719,257
EMS-Chemie Holding AG	1,245	1,030,731
Geberit AG	6,889	3,853,037
Givaudan SA	1,787	5,825,219
Julius Baer Group Ltd.	39,981	2,735,224
Kuehne & Nagel International AG	10,370	3,093,282
Logitech International SA	32,387	1,893,214
Lonza Group AG	14,487	8,734,530
Novartis AG	416,828	38,331,181
Partners Group Holding AG	4,362	4,114,088
Schindler Holding AG (d)	7,626	1,692,342
Schindler Holding AG (d)	4,669	989,561
SGS SA	1,191	2,631,072
SIG Group AG (a)	55,587	1,434,293
Sika AG	28,388	7,974,906
Sonova Holding AG	9,893	2,922,794
Straumann Holding AG	21,306	3,200,468
Swatch Group AG Bearer Shares (d)	5,857	2,020,187
Swatch Group AG (d)	9,691	615,414
Swiss Life Holding AG	5,914	3,655,160
Swiss Prime Site AG	16,279	1,355,797
Swisscom AG	4,954	3,166,347
Temenos AG	10,935	762,090
UBS Group AG	653,820	13,856,550
VAT Group AG (b)	5,043	1,824,746
Zurich Insurance Group AG	28,869	13,855,185
		176,813,346
UNITED KINGDOM — 10.9%
3i Group PLC	186,724	3,900,971
abrdn PLC	364,238	918,858
Admiral Group PLC	31,563	794,407
Ashtead Group PLC	84,903	5,225,504
Associated British Foods PLC	73,575	1,769,724
AstraZeneca PLC	298,610	41,469,302

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Auto Trader Group PLC (b)	197,852	$1,512,641
Aviva PLC	524,326	2,625,131
BAE Systems PLC	599,671	7,270,456
Barclays PLC	3,066,058	5,531,363
Barratt Developments PLC	200,006	1,153,650
Berkeley Group Holdings PLC	22,657	1,176,525
BP PLC	3,490,737	22,114,255
British American Tobacco PLC	408,251	14,344,053
British Land Co. PLC REIT	173,873	835,938
BT Group PLC	1,292,044	2,332,771
Bunzl PLC	64,006	2,423,258
Burberry Group PLC	72,606	2,330,202
CK Hutchison Holdings Ltd.	513,500	3,176,823
CNH Industrial NV	195,155	2,991,469
Coca-Cola Europacific Partners PLC (d)	38,200	2,261,058
Coca-Cola Europacific Partners PLC (d)	3,601	213,441
Compass Group PLC	341,726	8,607,947
Croda International PLC	28,301	2,279,906
DCC PLC	19,766	1,154,848
Diageo PLC	437,060	19,550,900
Entain PLC	109,822	1,709,489
Halma PLC	70,011	1,937,223
Hargreaves Lansdown PLC	60,927	604,966
HSBC Holdings PLC	3,843,258	26,181,044
Imperial Brands PLC	172,240	3,969,923
Informa PLC	269,740	2,317,407
InterContinental Hotels Group PLC	33,113	2,172,773
Intertek Group PLC	29,942	1,503,101
J Sainsbury PLC	313,072	1,079,828
JD Sports Fashion PLC	501,204	1,106,313
Johnson Matthey PLC	35,096	862,413
Just Eat Takeaway.com NV (a)(b)	30,658	586,098
Kingfisher PLC	397,479	1,287,822
Land Securities Group PLC REIT	155,421	1,195,853
Legal & General Group PLC	1,122,846	3,328,608
Lloyds Banking Group PLC	13,073,670	7,704,388
London Stock Exchange Group PLC	73,359	7,141,801
M&G PLC	391,521	961,848
Melrose Industries PLC	831,863	1,717,224
National Grid PLC	712,591	9,661,492
NatWest Group PLC	1,017,930	3,329,206
Next PLC	26,207	2,135,021
Ocado Group PLC (a)	135,716	900,706
Pearson PLC	118,312	1,240,987
Persimmon PLC	69,777	1,085,981
Phoenix Group Holdings PLC	145,994	988,676
Reckitt Benckiser Group PLC	139,478	10,635,655
RELX PLC (d)	373,716	12,131,472
Rentokil Initial PLC	482,497	3,534,498
Security Description	Shares	Value
Rolls-Royce Holdings PLC (a)	1,596,521	$2,947,366
Sage Group PLC	190,746	1,834,710
Schroders PLC	183,151	1,046,823
Segro PLC REIT	245,936	2,348,149
Severn Trent PLC	46,869	1,668,771
Smith & Nephew PLC	165,034	2,299,361
Smiths Group PLC	64,240	1,365,599
Spirax-Sarco Engineering PLC	13,830	2,035,251
SSE PLC	208,302	4,658,758
St. James's Place PLC	99,078	1,490,146
Standard Chartered PLC	472,609	3,590,211
Taylor Wimpey PLC	764,908	1,127,911
Tesco PLC	1,427,145	4,689,607
Unilever PLC	487,880	25,339,874
United Utilities Group PLC	127,120	1,667,521
Vodafone Group PLC	5,044,060	5,576,945
Whitbread PLC	37,255	1,379,428
WPP PLC	202,958	2,416,898
		338,460,546
UNITED STATES — 7.0%
Computershare Ltd.	98,926	1,439,714
CSL Ltd.	92,671	17,982,538
CyberArk Software Ltd. (a)	7,400	1,095,052
Experian PLC	178,369	5,886,854
GSK PLC	780,541	13,823,495
Haleon PLC	976,465	3,887,904
Holcim AG (a)	107,576	6,948,348
James Hardie Industries PLC CDI	92,546	1,995,811
Nestle SA	530,354	64,765,430
QIAGEN NV (a)	42,852	1,955,267
Roche Holding AG Bearer Shares	4,957	1,491,815
Roche Holding AG	135,368	38,739,662
Sanofi	219,498	23,853,675
Schneider Electric SE	104,227	17,450,130
Stellantis NV (d)	437,030	7,962,238
Swiss Re AG	58,410	6,009,856
Tenaris SA	97,312	1,381,311
		216,669,100
TOTAL COMMON STOCKS (Cost $2,254,039,008)		2,965,332,919

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (a) (Cost $1,819,542)	21,677	2,787,227
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e)(f)	85,845,269	85,853,854

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(h)	65,399,882	$65,399,882
TOTAL SHORT-TERM INVESTMENTS (Cost $151,257,115)		151,253,736
TOTAL INVESTMENTS — 100.8% (Cost $2,407,115,665)		3,119,373,882
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(25,859,101)
NET ASSETS — 100.0%		$3,093,514,781
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,125	06/16/2023	$113,786,857	$117,928,125	$4,141,268

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$97,815,552	$2,867,517,367	$—	$2,965,332,919
Preferred Stocks	—	2,787,227	—	2,787,227
Short-Term Investments	151,253,736	—	—	151,253,736
TOTAL INVESTMENTS	$249,069,288	$2,870,304,594	$—	$3,119,373,882
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$4,141,268	$—	$—	$4,141,268
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$253,210,556	$2,870,304,594	$—	$3,123,515,150
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	17.4%
Industrials	15.0
Health Care	12.6
Consumer Discretionary	11.8
Consumer Staples	10.0
Information Technology	7.5
Materials	7.4
Communication Services	4.3
Energy	4.3
Utilities	3.3
Real Estate	2.3
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	150,126,647	$150,156,673	$680,571,028	$744,857,693	$(16,606)	$452	85,845,269	$85,853,854	$1,335,729
State Street Navigator Securities Lending Portfolio II	36,982,799	36,982,799	100,268,189	71,851,106	—	—	65,399,882	65,399,882	212,548
Total		$187,139,472	$780,839,217	$816,708,799	$(16,606)	$452		$151,253,736	$1,548,277
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's portfolio securities to no longer reflect their value at the time of the Portfolio's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2023, the independent fair value service was used for certain foreign securities in the Portfolio's portfolio, and these securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2023, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting, securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2023, are disclosed in the Schedule of Investments.